REGULATORY CAPITAL - Regulatory Capital Compliance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2018	Jan. 01, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Common Capital Required for Capital Adequacy to Risk Weighted Assets	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Dividends received from Citibank N.A.	$ 13,500	$ 8,900
Citigroup Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common	173,862
Tier 1 Capital	176,420
Total Capital	198,746
Risk-weighted assets	1,190,853
Quarterly adjusted average total assets	1,732,933
Total leverage exposure	$ 2,326,072
Tier one common capital ratio (as a percent)	14.60%
Well capitalized minimum, Tier 1 capital ratio (as a percent)	6.00%
Tier 1 Capital ratio (as a percent)	14.81%
Well capitalized minimum, Total capital ratio (as a percent)	10.00%
Total Capital ratio (as a percent)	16.69%
Leverage ratio (as a percent)	10.18%
Supplementary leverage ratio (as a percent)	7.58%
Citibank, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common	$ 126,496
Tier 1 Capital	126,496
Total Capital	148,916
Risk-weighted assets	998,181
Quarterly adjusted average total assets	1,297,733
Total leverage exposure	$ 1,838,114
Tier one common capital ratio (as a percent)	12.67%
Tier one common equity capital, well capitalized minimum (as a percent)	6.50%			6.50%
Well capitalized minimum, Tier 1 capital ratio (as a percent)	8.00%			8.00%
Tier 1 Capital ratio (as a percent)	12.67%
Well capitalized minimum, Total capital ratio (as a percent)	10.00%			10.00%
Total Capital ratio (as a percent)	14.92%
Leverage ratio (as a percent)	9.75%
Well capitalized minimum, Leverage ratio (as a percent)	5.00%			5.00%
Supplementary leverage ratio (as a percent)	6.88%
Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Supplementary leverage ratio, stated minimum (as a percent)			3.00%
Supplementary leverage ratio, well capitalized minimum (as a percent)			6.00%